SIGNIFICANT ACCOUNTING POLICIES (Schedule of Other Intangible Assets Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2015
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Customer Relationships and Distribution Network [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	13.00%
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%